Fair Value	12 Months Ended
Dec. 31, 2011
Fair Value [Abstract]
FAIR VALUE

NOTE 6 - FAIR VALUE

Fair value is the exchange price that would be received for an asset or paid to transfer a liability in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. There are three levels of inputs that may be used to measure fair values:

Level 1 – Quoted prices (unadjusted) for identical assets or liabilities in active markets that the entity has the ability to access as of the measurement date.

Level 2 – Significant other observable inputs other than Level 1 prices such as quoted prices for similar assets or liabilities, quoted prices in markets that are not active, or other inputs that are observable or can be corroborated by observable market data.

Level 3 – Significant unobservable inputs that reflect a company’s own assumptions about the assumptions that market participants would use in pricing an asset or liability.

The Company used the following methods and significant assumptions to estimate the fair value of each type of asset and liability:

Securities available for sale: The fair value of securities available for sale is determined using pricing models that vary based on asset class and include available trade, bid and other market information or matrix pricing, which is a mathematical technique widely used in the industry to value debt securities without relying exclusively on quoted prices for the specific securities but rather by relying on the securities’ relationship to other benchmark quoted securities (Level 2).

Derivatives: The fair value of derivatives is based on valuation models using observable market data as of the measurement date (Level 2).

Impaired loans: The fair value of impaired loans with specific allocations of the ALLL is generally based on recent real estate appraisals. These appraisals may utilize a single valuation approach or a combination of approaches including comparable sales and the income approach. Adjustments are routinely made in the appraisal process by the appraisers to adjust for differences between the comparable sales and income data available. Such adjustments are usually significant and typically result in a Level 3 classification of the inputs for determining fair value.

Loan servicing rights: Fair value is based on a valuation model that calculates the present value of estimated future net servicing income (Level 2).

Loans held for sale: Loans held for sale are carried at fair value, as determined by outstanding commitments from third party investors (Level 2).

Foreclosed assets: Nonrecurring adjustments to certain commercial real estate properties classified as foreclosed assets are measured at fair value, less costs to sell. Fair values are based on recent real estate appraisals. These appraisals may use a single valuation approach or a combination of approaches including comparable sales and the income approach. Adjustments are routinely made in the appraisal process by the independent appraisers to adjust for differences between the comparable sales and income data available. Such adjustments are usually significant and typically result in a Level 3 classification of the inputs for determining fair value.

Assets and liabilities measured at fair value on a recurring basis, including financial assets and liabilities for which the Company has elected the fair value option, are summarized below:

Fair Value Measurements at December 31, 2011 Using Significant Other Observable Inputs (Level 2)
Financial Assets:
Securities available for sale:
Issued by U.S. government-sponsored entities and agencies:
Mortgage-backed securities - residential	$1,673
Collateralized mortgage obligations	16,843

Total securities available for sale	$18,516

Loans held for sale	$1,210

Yield maintenance provisions (embedded derivatives)	$999

Interest rate lock commitments	$39

Financial Liabilities:
Interest-rate swaps	$999

Fair Value Measurements at December 31, 2010 Using Significant Other Observable Inputs (Level 2)
Financial Assets:
Securities available for sale:
Issued by U.S. government-sponsored entities and agencies:
Mortgage-backed securities - residential	$2,107
Collateralized mortgage obligations	26,691

Total securities available for sale	$28,798

Loans held for sale	$1,953

Yield maintenance provisions (embedded derivatives)	$686

Interest rate lock commitments	$41

Financial Liabilities:
Interest-rate swaps	$686

The Company had no assets or liabilities measured at fair value on a recurring basis that were measured using Level 1 or Level 3 inputs at December 31, 2011 or 2010.

Assets measured at fair value on a non-recurring basis are summarized below:

	Fair Value Measurements at December 31, 2011 Using
	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Loan servicing rights	$9

Impaired loans:
Commercial		$108
Real Estate:
Multi-family residential		3,065
Commercial:
Non-owner occupied		2,887
Owner occupied		516
Land		233

Total impaired loans		$6,809

Foreclosed assets
Land		$1,209

	Fair Value Measurements at December 31, 2010 Using
	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Loan servicing rights	$17

Impaired loans:
Commercial		1,591
Real Estate:
Single-family residential		142
Multi-family residential		2,690
Commercial:
Non-owner occupied		1,176
Owner occupied		1,020

Total impaired loans		$6,619

The Company had no assets or liabilities measured at fair value on a non-recurring basis that were measured using Level 1 inputs at December 31, 2011 or 2010.

Impaired loan servicing rights, which are carried at fair value, were carried at $9, which was made up of the amortized cost of $11, net of a valuation allowance of $2 at December 31, 2011. At December 31, 2010, impaired loan servicing rights were carried at $17, which was made up of the amortized cost of $22, net of a valuation allowance of $5. There was a $3 increase in earnings with respect to servicing rights for the year ended December 31, 2011, and a $1 charge to earnings with respect to servicing rights for the year ended December 31, 2010.

Impaired loans carried at the fair value of the collateral for collateral dependent loans, had an unpaid principal balance of $10,069, with no valuation allowance, resulting in a $2,898 reduction in the valuation allowance for the year ended December 31, 2011. Impaired collateral dependent loans were written down to the fair value of collateral in 2011 and there were no specific valuation allowances on these loans at December 31, 2011. The amount of charge-offs on these loans totaled $2,638 in 2011. Impaired loans carried at the fair value of collateral had an unpaid principal balance of $10,693 with a valuation allowance of $2,898 at December 31, 2010, resulting in an $865 additional provision for loan losses for the year ended December 31, 2010.

Foreclosed assets which are carried at fair value less costs to sell were carried at $1,209, which was made up of the outstanding balance of $2,348, net of a valuation allowance of $1,139 at December 31, 2011, resulting in a charge of $1,139 for the year ended December 31, 2011. There was no charge against earnings for the year ended December 31, 2010. There were no foreclosed assets measured at fair value for the year ended December 31, 2010.

During the year ended December 31, 2011, the Company did not have any significant transfers of assets or liabilities between those measured using Level 1 or 2 inputs. The Company recognizes transfers of assets and liabilities between Level 1 and 2 inputs based on the information relating to those assets and liabilities at the end of the reporting period.

Carrying amount and estimated fair values of financial instruments at year-end were as follows:

	2011		2010
	Carrying Amount	Fair Value	Carrying Amount	Fair Value
Financial assets
Cash and cash equivalents	$61,436	$61,436	$34,275	$34,275
Interest-bearing deposits in other financial institutions	1,984	1,984	—	—
Securities available for sale	18,516	18,516	28,798	28,798
Loans held for sale	1,210	1,210	1,953	1,953
Loans, net	151,160	155,159	190,767	194,970
FHLB stock	1,942	n/a	1,942	n/a
Accrued interest receivable	92	92	119	119
Yield maintenance provisions (embedded derivatives)	999	999	686	686
Interest rate lock commitments	39	39	41	41

Financial liabilities
Deposits	$(217,049)	$(219,235)	$(227,381)	$(228,859)
FHLB advances	(15,742)	(16,327)	(23,942)	(24,656)
Subordinated debentures	(5,155)	(2,810)	(5,155)	(2,653)
Accrued interest payable	(300)	(300)	(191)	(191)
Interest-rate swaps	(999)	(999)	(686)	(686)

The methods and assumptions used to estimate fair value are described as follows.

Carrying amount is the estimated fair value for cash and cash equivalents, interest bearing deposits in other financial institutions, short-term borrowings, accrued interest receivable and payable, demand deposits, short-term debt, and variable rate loans or deposits that reprice frequently and fully. The methods for determining the fair values for securities and loans held for sale were described previously. For fixed rate loans or deposits and for variable rate loans with infrequent repricing or repricing limits, fair value is based on discounted cash flows using current market rates applied to the estimated life and credit risk. Fair value of FHLB advances are based on current rates for similar financing. Fair value of subordinated debentures is based on discounted cash flows using current market rates for similar debt. It was not practicable to determine the fair value of FHLB stock due to restrictions placed on its transferability. The method for determining the fair values for derivatives (interest-rate swaps, yield maintenance provisions and interest rate lock commitments) was described previously. The fair value of off-balance-sheet items is not considered material.